Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
29. Subsequent Events
The Company evaluated subsequent events as of the issuance date of the consolidated financial statements as defined by ASC 855,
Subsequent Events
.
Sale of OEM Business
es
On January 13, 2020, we entered into an Equity Purchase Agreement, as amended by that certain First Amendment to Equity Purchase Agreement dated as of March 6, 2020, and that certain Second Amendment to Equity Purchase Agreement dated as of April 27, 2020 (as amended, the “OEM Purchase Agreement”), with Ardi Bidco Ltd., a Delaware corporation and an entity affiliated with Montagu Private Equity LLP (“Montagu”), for the sale (the “Sale”) of the RTI’s business of: (a) providing original equipment manufacturing (“OEM”), including the design, development and manufacture, of private label and custom biological-, metal- and polymer-based implants and instruments that are used in spine, sport medicine, plastic and reconstructive, urology, gynecology and trauma surgical procedures, and (b)processing donated human musculoskeletal and other tissue and bovine and porcine animal tissue in producing allograft and xenograft implants using BIOCLEANSE
®
, TUTOPLAST
®
and CANCELLE
®
SP sterilization processes (i) as represented by RTI’s “Sports” line of business and (ii) as otherwise described in RTI Surgical, Inc.’s Annual Report on Form 10-K for the year ended December 31, 2018, filed with the SEC on March 5, 2019, in each case for clauses (a) and (b), as currently produced at RTI’s facilities in Alachua, Florida; Marquette, Michigan; Greenville, North Carolina; and Tutogen Medical GmbH’s facility in Neunkirchen, Germany (together, the “OEM Businesses”; provided that the “OEM Businesses” shall not be deemed to include the marketing, sale or direct distribution of surgical implants, instruments, or biologics used in the treatment of conditions affecting the spine (x) as represented by RTI’s “Spine” or “International” lines of business and (y) as otherwise described in RTI Surgical, Inc.’s Annual Report on Form 10-K for the year ended December 31, 2018, filed with the SEC on March 5, 2019), for a purchase price of $440,000, subject to certain adjustments. More specifically, pursuant to the terms of the OEM Purchase Agreement, the Company will sell all of the issued and outstanding shares of RTI OEM, LLC (which, prior to the Sale, is required to convert to a corporation and change its name to “RTI Surgical, Inc.”), Tutogen Medical (United States), Inc. and Tutogen Medical GmbH (the “OEM Companies” and, together with a wholly-owned subsidiary, RTI Donor Services, Inc., the “OEM Group Companies”).
The OEM Purchase Agreement contemplates that, prior to the closing (the “OEM Closing”) of the Sale and each of the agreements ancillary to the OEM Purchase Agreement, (the “Contemplated Transactions”), we will undergo an internal reorganization, pursuant to which, in addition to certain inter-company transfers and mergers, the Company and its subsidiaries will transfer to the OEM Group Companies the assets primarily used in the operation of the OEM Businesses and the OEM Group Companies will assume certain liabilities that are related to the OEM Businesses (collectively, the “Reorganization”). In addition to the Reorganization, RTI is required to use reasonable best efforts to separate the assets and liabilities of the U.S. “metals” business and the U.S. “biologics” business into two separate companies prior to the OEM Closing. As part of such separation, another subsidiary of RTI, established to hold the assets and liabilities of the U.S. “metals” business, will constitute an OEM Company and be sold as part of the Contemplated Transactions to an affiliate of the Buyer. The affiliate of the Buyer established for this purpose would be an additional “Buyer” under the OEM Purchase Agreement.
The Contemplated Transactions are subject to customary closing conditions, including, among other things, the approval of the Contemplated Transactions by the Company’s stockholders. The parties currently expect to close the Contemplated Transactions in the third quarter of 2020. Following the OEM Closing, the Company will focus exclusively on the design, development and distribution of spinal implants to the global market.
Financing
Third Amendment to Credit Agreement and Joinder Agreement
On April 9, 2020, Legacy RTI entered into a Consent and Third Amendment to Credit Agreement and Joinder Agreement (the “Third Amendment to the 2018 Credit Agreement”), by and among the JPM Loan Parties and the JPM Lenders. The Third Amendment to the 2018 Credit Agreement amended the 2018 Credit Agreement by: (i) extending the deadline for delivery of certain annual audited financial statements of the Company from March 30, 2020 to April 30, 2020, (ii) modifying certain interest rates contained therein to contain a

1.00%
floor, (iii) requiring the Company and each other Loan Party to close all of its deposit accounts and securities accounts at Wells Fargo Bank, N.A. or any affiliates thereof, and (iv) making certain other changes to the 2018 Credit Agreement consistent with the foregoing.
Fourth Amendment to Credit Agreement and Joinder Agreement
On April 27, 2020, Legacy RTI

entered into a Fourth Amendment to Credit Agreement (the “Fourth Amendment to the 2018 Credit Agreement”), by and among the JPM Loan Parties and the JPM Lenders. The Fourth Amendment to the 2018 Credit Agreement amends the 2018 Agreement to: (i) provide for a $8,000 block on availability under the 2018 Credit Agreement until the earlier of: (a) the date upon which at least $25,000 of the Second Amendment Incremental Term Loan Commitments (as defined below) have been funded to Legacy RTI in accordance with the 2019 Credit Agreement and evidence of such funding, in form and substance satisfactory to JPM, shall have been received by JPM.; and (b) the date upon which (1) no default or event of default exists under the 2018 Credit Agreement; and (2) Ares notifies Legacy RTI that, for any reason, Second Amendment Incremental Term Loan Commitments have been terminated in accordance with the terms of the 2019 Credit Agreement and evidence of such termination, in form and substance satisfactory to JPMorgan Chase Bank, N.A., shall have been delivered to JPM; (ii) amend the applicable rate with respect to any loan to 2.75% per annum; and (iii) amend the maturity date to the earlier to occur of: (a) June 5, 2023, or any earlier date on which the commitments are reduced to zero or otherwise terminated pursuant to the terms of the 2018 Credit Agreement; and (b) the date that is 30 days prior to the maturity date of the Second Amendment Incremental Term Loan Commitments, as the same may be extended from time to time pursuant to the terms of the 2019 Credit Agreement and such extension is agreed to by the JPM Lenders.
First Amendment to Second Lien Credit Agreement
On March 3, 2020, the Company entered into a First Amendment to Second Lien Credit Agreement, dated March 3, 2020 (the “2020 First Amendment”), by and among the Ares Loan Parties and the Ares Lenders. The 2020 First Amendment amended the 2019 Credit Agreement: (a) amending the definition of “EBITDA” contained therein; (b) modifying the total net leverage ratio covenant contained therein; and (c) making certain other changes to the 2019 Credit Agreement consistent with the foregoing. These amendments will allow the Company to, among other things, support the investment being made to separate the OEM and Spine businesses in anticipation of the sale of the Company’s OEM Businesses.
Second Amendment to Second Lien Credit Agreement
On April 27, 2020, the Company entered into a Second Amendment to Second Lien Credit Agreement (the “Second Amendment to the 2019 Agreement”), by and among the Ares Loan Parties and the Ares Lenders. The Second Amendment to the 2019 Agreement amended the 2019 Credit Agreement to: (i) establish an incremental term loan commitment; (ii) provide for certain incremental term loans in an aggregate principal amount not to exceed $30,000 (the “Second Amendment Incremental Loan Commitments”); (iii) provide for a portion of the Second Amendment Incremental Loan Commitments up to $13,500 be available on a delayed-draw basis at any time after the effective date of the Ares Amendment and on or prior to August 31, 2020, subject to certain conditions; iv) increase the Base Rate applicable margin with respect to all Term Loans (other than the Second Amendment Incremental Term Loans) to 12.5% effective on September 1, 2020; and (v) make certain other changes to the 2019 Credit Agreement consistent with the foregoing. Pursuant to the terms of the Ares Amendment, Legacy RTI agreed pay to Ares, for the ratable benefit of each incremental term lender, a fee in an amount equal to 5.0% of the principal amount of the incremental term loan commitments provided by such lender on the effective date of the Ares Amendment. The maturity of the loans advanced under the Second Amendment Incremental Term Commitments (the “Second Amendment Incremental Term Loans”) have a maturity date of April 27, 2021. The Second Amendment Incremental Term Loans must be repaid in their entirety, at which time a takeout fee ranging from $11,250 to $25,500 shall be due and payable (the “Takeout Fee”). The Takeout Fee is inclusive of all interest accruing due and payable with respect to the Second Amendment Incremental Term Loans. The interest rate on the Second Amendment Incremental Term Loans is 12.50% and, commencing on September 1, 2020 and on the first day of each of the next four calendar months thereafter, the interest in respect of the Second Amendment Incremental Term Loans shall increase on each such date, on a cumulative basis, by an additional 1.00% per annum (such that, after the fifth such increase, the Base Rate with respect to the Second Amendment Incremental Term Loans shall equal 17.50% per annum).
COVID-19
The COVID-19 pandemic has directly and indirectly adversely impacted the Company’s business, financial condition and operating results. The extent to which these adverse impacts will continue will depend on numerous evolving factors that are highly uncertain, rapidly changing and cannot be predicted with precision or certainty at this time. The spread of COVID-19 has caused many hospitals and other healthcare providers to refocus their care on the surge of the COVID-19 cases and to postpone elective and non-emergent procedures, restrict access to these facilities, and in some cases re-allocate scarce resources to their critically ill patients. These efforts have impacted and could continue to impact our business activities, including our product sales, as many of our products are used in connection with elective surgeries. Many of our employees have been furloughed and although our operations are beginning to increase towards normal levels, we continue to have many employees working remotely. Additionally, these measures are hindering our ability to recruit, vet and hire personnel for key positions. It is unknown how long these disruptions could continue. Due to the challenges created by the furloughs and remote working conditions, on May 11, 2020, we filed a Current Report on Form 8-K to avail ourselves to an extension to file our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2020, originally due on May 11, 2020, relying on an order issued by the Securities and Exchange Commission on March 25, 2020 pursuant to Section 36 of the Securities Exchange Act of 1934, as amended (Release No. 34-88465), regarding exemptions granted to certain public companies.
As noted above, our product sales have been materially reduced as a result of COVID-19. While we are continuing to monitor and evaluate the impact on our business of COVID-19, we have not at this point identified any material impairments, increases in allowances for credit losses, restructuring charges, other expenses, or changes in accounting judgments that have had or are reasonably likely to have a material impact on our financial statements specifically due to the COVID-19 pandemic. However, as the global outbreak of COVID-19 continues to rapidly evolve, it could continue to materially and adversely affect our revenues, financial condition, profitability, and cash flows for an indeterminate period of time.
Stockholder Litigation
There is currently ongoing stockholder litigation related to the Investigation. A class action complaint was filed by Patricia Lowry against the Company, and certain current and former officers of the Company, in the United States District Court for the Northern District of Illinois on March 23, 2020 demanding a jury trial. A shareholder derivative lawsuit was filed by David Summers on behalf of the Company against certain current and former directors and officers of the Company in the United States District Court for the Northern District of Illinois on June 5, 2020 demanding a jury trial. In the future, we may become subject to additional litigation or governmental proceedings or investigations that could result in additional unanticipated legal costs regardless of the outcome of the litigation. If we are not successful in any such litigation, we may be required to pay substantial damages or settlement costs. Based on the current information available to the Company, the impact that current or any future stockholder litigation may have on the Company cannot be reasonably estimated.